Pension and Postretirement Expense Level 4 (Details) - Non-U.S. Pension Plan Investments Measured at Fair Value (Foreign Pension Plans, Defined Benefit [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Equity	$ 0	$ 15
Other International Equity	51	4
Debt Securities Fixed Income	211	136
Liability Driven Investments	0	62
Balanced Pooled Funds	11	8
Pooled Insurance Products with Fixed Income Guarantee	5	6
Fair value of plan assets at end of year	278	231	201
Fair Value, Inputs, Level 1 [Member]
U.S. Equity	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Liability Driven Investments	0	0
Balanced Pooled Funds	0	0
Pooled Insurance Products with Fixed Income Guarantee	0	0
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 2 [Member]
U.S. Equity	0	15
Other International Equity	51	4
Debt Securities Fixed Income	211	136
Liability Driven Investments	0	62
Balanced Pooled Funds	11	8
Pooled Insurance Products with Fixed Income Guarantee	5	6
Fair value of plan assets at end of year	278	231
Fair Value, Inputs, Level 3 [Member]
U.S. Equity	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Liability Driven Investments	0	0
Balanced Pooled Funds	0	0
Pooled Insurance Products with Fixed Income Guarantee	0	0
Fair value of plan assets at end of year	$ 0	$ 0